Accounts and Notes Receivable - Notes and Interest Receivable (Details) - USD ($)	Dec. 26, 2020	Dec. 28, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and Other Receivables, Net, Current	$ 38,444,000	$ 21,077,000
Financing Receivable, Past Due	505,000	4,393,000
Notes Receivable, Related Parties, Current	15,440,000	2,250,000
interest receivable, current, net	84,000	234,000
Income Taxes Receivable, Current	13,650,000	2,104,000
Allowance for Doubtful Other Receivables, Current	(283,000)	0
Current receivables, net	67,335,000	25,665,000
Notes Receivable, Related Parties, Noncurrent	12,800,000	12,750,000
Allowance for Doubtful Accounts, non-current	0	0
Receivables, net, non-current	12,800,000	12,750,000
Receivables, Fair Value Disclosure	80,135,000	38,415,000
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Past Due	$ 0	$ 0